Financial instruments - Schedule of Interest Rate Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Fair value of asset and liability derivatives:
Fair value of financial instruments asset	$ 52,143		$ 52,143		$ 41,031
Fair value of financial instruments liability	485,995		485,995		606,740
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	71,193	(82,084)	68,527	(86,760)
Interest expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization / Interest expense	(1,384)	(2,194)	(2,963)	(4,736)
Depreciation and amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization / Interest expense	$ (219)	$ (218)	$ (442)	$ (384)